Condensed Parent Company Only Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Gain on sale of investment securities available for sale									$ 627	$ 1,481	$ 468
Total interest income	20,094	19,933	20,669	21,606	22,876	24,449	26,283	27,183	82,302	100,791	122,199
Expense:
Interest expense	3,805	4,096	4,472	4,905	5,420	6,897	8,048	8,959	17,278	29,324	46,240
Loss before income taxes and equity in undistributed earnings of subsidiaries	(6,570)	(4,833)	(4,923)	(7,404)	(21,183)	(24,384)	(18,675)	(31,607)	(23,730)	(95,849)	(212,535)
Income tax benefit	(2,182)	0	0	0	0	2,110	0	43	(2,182)	2,153	(2,179)
Net loss attributable to Hampton Roads Bankshares, Inc.									(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders	(5,598)	(5,921)	(5,667)	(7,905)	(21,413)	(26,741)	(18,793)	(31,667)	(25,091)	(98,614)	(99,225)
Parent [Member]
Income:
Interest income									108	157	87
Other-than-temporary impairment of securities										(93)	(67)
Gain on sale of investment securities available for sale									220		467
Other income									51	235	16
Total interest income									379	299	503
Expense:
Interest expense									1,945	2,421	3,274
Other expense									1,157	2,255	(34)
Total expense									3,102	4,676	3,240
Loss before income taxes and equity in undistributed earnings of subsidiaries									(2,723)	(4,377)	(2,737)
Income tax benefit									(2,182)		(294)
Equity in undistributed loss of subsidiaries									(24,550)	(94,237)	(208,896)
Net loss attributable to Hampton Roads Bankshares, Inc.									(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders									$ (25,091)	$ (98,614)	$ (99,225)